Nuveen Global Equity Income Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.9%
COMMON STOCKS - 92.3%
Aerospace & Defense - 3.7%
26,419 Airbus SE (2) $ 3,187,939
11,911 General Dynamics Corp 2,872,695
Total Aerospace & Defense 6,060,634
Air Freight & Logistics - 2.3%
79,823 Deutsche Post AG (2) 3,811,697
Automobiles - 1.3%
49,080 General Motors Co (3) 2,146,759
Banks - 10.7%
188,964 Bank Leumi Le-Israel BM (2) 2,035,652
26,488 Fifth Third Bancorp 1,140,043
178,192 ING Groep NV (2) 1,860,489
22,605 JPMorgan Chase & Co 3,081,514
304,460 Nordea Bank Abp (2) 3,133,724
269,820 Oversea-Chinese Banking Corp Ltd (2) 2,447,766
78,199 Wells Fargo & Co 3,789,524
Total Banks 17,488,712
Beverages - 1.5%
40,086 Coca-Cola Co 2,485,332
Biotechnology - 2.8%
28,176 AbbVie Inc 4,567,611
Capital Markets - 1.6%
14,792 Deutsche Boerse AG (2) 2,662,719
Chemicals - 4.1%
48,230 DuPont de Nemours Inc 3,548,763
30,635 Nutrien Ltd 3,166,544
Total Chemicals 6,715,307
Communications Equipment - 2.3%
67,719 Cisco Systems Inc 3,776,012
Electric Utilities - 1.3%
318,971 Enel SpA (2) 2,129,690
Electrical Equipment - 1.2%
13,288 Eaton Corp PLC 2,016,587
Entertainment - 2.0%
6,500 Nintendo Co Ltd (2) 3,280,952
Equity Real Estate Investment Trusts - 1.5%
19,028 Boston Properties Inc 2,450,806
Food & Staples Retailing - 2.2%
24,151 Walmart Inc 3,596,567

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares Description (1) Value
Health Care Equipment & Supplies - 1.6%
24,285 Medtronic PLC $ 2,694,421
Health Care Providers & Services - 4.5%
9,762 Anthem Inc 4,795,290
38,642 Fresenius Medical Care AG & Co KGaA (2) 2,589,431
Total Health Care Providers & Services 7,384,721
Hotels, Restaurants & Leisure - 1.5%
62,683 Las Vegas Sands Corp (3) 2,436,488
Household Durables - 1.1%
42,258 PulteGroup Inc 1,770,610
Industrial Conglomerates - 2.2%
25,757 Siemens AG (2) 3,566,501
Insurance - 6.4%
48,532 Ageas SA/NV (2) 2,453,450
9,680 Allianz SE (2) 2,311,662
11,963 Chubb Ltd 2,558,886
10,508 Everest Re Group Ltd 3,166,901
Total Insurance 10,490,899
IT Services - 1.5%
10,882 Capgemini SE (2) 2,414,747
Machinery - 1.2%
95,607 Sandvik AB (2) 2,030,962
Media - 2.7%
57,055 Comcast Corp, Class A 2,671,315
144,300 Hakuhodo DY Holdings Inc (2) 1,811,395
Total Media 4,482,710
Metals & Mining - 2.0%
83,652 BHP Group Ltd (2) 3,224,575
Multi-Utilities - 2.7%
31,829 Dominion Energy Inc 2,704,510
109,432 National Grid PLC (2) 1,681,774
Total Multi-Utilities 4,386,284
Oil, Gas & Consumable Fuels - 6.7%
22,545 Chevron Corp 3,671,002
178,419 Enterprise Products Partners LP 4,604,995
99,396 Shell PLC (2) 2,724,314
Total Oil, Gas & Consumable Fuels 11,000,311
Personal Products - 1.0%
39,000 Kao Corp (2) 1,592,394
Pharmaceuticals - 6.0%
73,290 AstraZeneca PLC, Sponsored ADR 4,862,058
36,287 Bristol-Myers Squibb Co 2,650,040
13,287 Johnson & Johnson 2,354,855
Total Pharmaceuticals 9,866,953

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 2.5%
34,918 Intel Corp $ 1,730,536
74,000 MediaTek Inc (2) 2,302,918
Total Semiconductors & Semiconductor Equipment 4,033,454
Software - 3.2%
7,975 Microsoft Corp 2,458,772
32,776 Oracle Corp 2,711,559
Total Software 5,170,331
Specialty Retail - 1.1%
9,102 Lowe's Cos Inc 1,840,333
Technology Hardware, Storage & Peripherals - 1.4%
45,905 Samsung Electronics Co Ltd (2) 2,378,587
Tobacco - 1.3%
22,108 Philip Morris International Inc 2,076,826
Trading Companies & Distributors - 1.7%
100,700 Mitsui & Co Ltd (2) 2,733,522
Wireless Telecommunication Services - 1.5%
51,185 SK Telecom Co Ltd 2,393,320
Total Common Stocks (cost $120,511,775) 151,158,334
Shares Description (1) Coupon Ratings (4) Value
CONVERTIBLE PREFERRED SECURITIES - 4.2%
Health Care Technology - 1.1%
24,900 Change Healthcare Inc 6.000% N/R 1,758,438
Multi-Utilities - 0.7%
12,209 Dominion Energy Inc 7.250% BBB- 1,239,824
Semiconductors & Semiconductor Equipment - 2.4%
2,006 Broadcom Inc 8.000% N/R 3,938,079
Total Convertible Preferred Securities (cost $5,332,035) 6,936,341
Shares Description (1) Coupon Issue Price Cap Price Maturity Value
STRUCTURED NOTES - 0.4%
18,900 Goldman Sachs, Mandatory
Exchangeable Note, Linked
to Common Stock of Antero
Resources Corp. (Cap 129.50%
of the Issue Price)
16.000% $28.4848 $36.8878 9/27/22 561,173
$ – Total Structured Notes (cost $538,363) 561,173
Total Long-Term Investments (cost $126,382,173) 158,655,848
Other Assets Less Liabilities - 3.1% 5,117,359
Net Assets - 100% $ 163,773,207

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 92,791,474 $ 58,366,860 $ – $ 151,158,334
Convertible Preferred Securities 6,936,341 – – 6,936,341
Structured Notes – 561,173 – 561,173
Total
$ 99,727,815 $ 58,928,033 $ – $ 158,655,848
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
ADR American Depositary Receipt

Nuveen Multi-Cap Value Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.7%
COMMON STOCKS - 96.7%
Aerospace & Defense - 4.7%
10,986 Curtiss-Wright Corp $ 1,649,658
10,347 General Dynamics Corp 2,495,489
Total Aerospace & Defense 4,145,147
Automobiles - 2.3%
46,876 General Motors Co (2) 2,050,356
Banks - 9.4%
41,991 Bank of NT Butterfield & Son Ltd 1,506,637
34,430 Citigroup Inc 1,838,562
23,354 HomeStreet Inc 1,106,513
13,184 JPMorgan Chase & Co 1,797,243
42,951 Wells Fargo & Co 2,081,405
Total Banks 8,330,360
Biotechnology - 5.8%
8,061 AbbVie Inc 1,306,769
782,128 ADMA Biologics Inc (2) 1,431,294
344,519 Rigel Pharmaceuticals Inc (2) 1,030,112
5,400 Vertex Pharmaceuticals Inc (2) 1,409,238
Total Biotechnology 5,177,413
Capital Markets - 3.9%
14,990 B Riley Financial Inc 1,048,701
11,393 Morgan Stanley 995,748
16,109 State Street Corp 1,403,416
Total Capital Markets 3,447,865
Chemicals - 3.9%
20,005 DuPont de Nemours Inc 1,471,968
21,400 Innospec Inc 1,980,570
Total Chemicals 3,452,538
Communications Equipment - 2.6%
46,873 Viasat Inc (2) 2,287,402
Consumer Finance - 1.4%
11,193 Discover Financial Services 1,233,357
Diversified Consumer Services - 1.4%
58,947 Houghton Mifflin Harcourt Co (2) 1,238,477
Diversified Telecommunication Services - 1.4%
54,182 AT&T Inc 1,280,321
Electric Utilities - 3.6%
19,862 Alliant Energy Corp 1,240,978
18,614 Constellation Energy Corp 1,047,038
11,584 Pinnacle West Capital Corp 904,710
Total Electric Utilities 3,192,726

Nuveen Multi-Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares Description (1) Value
Electrical Equipment - 4.6%
34,792 Bloom Energy Corp, Class A (2) $ 840,227
3,796 Hubbell Inc 697,591
73,163 nVent Electric PLC 2,544,609
Total Electrical Equipment 4,082,427
Energy Equipment & Services - 2.1%
52,040 Baker Hughes Co 1,894,776
Equity Real Estate Investment Trusts - 2.6%
26,147 American Homes 4 Rent, Class A 1,046,665
29,658 STAG Industrial Inc 1,226,358
Total Equity Real Estate Investment Trusts 2,273,023
Food & Staples Retailing - 2.7%
15,826 Walmart Inc 2,356,808
Gas Utilities - 0.5%
5,779 National Fuel Gas Co 397,017
Health Care Equipment & Supplies - 1.4%
11,232 Medtronic PLC 1,246,190
Health Care Providers & Services - 3.6%
4,206 Anthem Inc 2,066,071
16,453 Encompass Health Corp 1,169,973
Total Health Care Providers & Services 3,236,044
Health Care Technology - 2.1%
85,218 Change Healthcare Inc (2) 1,857,752
Hotels, Restaurants & Leisure - 1.5%
34,852 Brinker International Inc (2) 1,329,952
Household Durables - 1.1%
22,613 PulteGroup Inc 947,485
Insurance - 4.0%
3,445 Aon PLC, Class A 1,121,795
13,969 Globe Life Inc 1,405,281
6,562 RenaissanceRe Holdings Ltd 1,040,143
Total Insurance 3,567,219
Interactive Media & Services - 1.3%
42,489 TripAdvisor Inc (2) 1,152,302
IT Services - 1.7%
15,298 Fiserv Inc (2) 1,551,217
Life Sciences Tools & Services - 1.8%
19,216 Syneos Health Inc (2) 1,555,535
Machinery - 1.9%
47,574 Flowserve Corp 1,707,907
Media - 1.1%
21,663 Comcast Corp, Class A 1,014,262

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Shares Description (1) Value
Multi-Utilities - 1.7%
17,730 Dominion Energy Inc $ 1,506,518
Oil, Gas & Consumable Fuels - 6.3%
10,061 Cheniere Energy Inc 1,394,958
13,125 Hess Corp 1,404,900
51,450 Shell PLC, ADR 2,826,148
Total Oil, Gas & Consumable Fuels 5,626,006
Pharmaceuticals - 1.6%
21,730 AstraZeneca PLC, Sponsored ADR 1,441,568
Semiconductors & Semiconductor Equipment - 2.1%
57,239 Rambus Inc (2) 1,825,352
Software - 6.7%
53,523 NortonLifeLock Inc 1,419,430
31,347 Oracle Corp 2,593,337
39,710 Teradata Corp (2) 1,957,306
Total Software 5,970,073
Specialty Retail - 1.2%
64,739 American Eagle Outfitters Inc 1,087,615
Tobacco - 1.5%
14,383 Philip Morris International Inc 1,351,139
Wireless Telecommunication Services - 1.2%
8,526 T-Mobile US Inc (2) 1,094,312
Total Long-Term Investments (cost $67,638,626) 85,908,461
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.2%
REPURCHASE AGREEMENTS - 3.2%
$ 2,833 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22,repurchase price
$2,833,385, collateralized by $2,900,500, U.S. Treasury
Note, 2.375%, due 3/31/29, value $2,890,076
0.000% 4/01/22 $ 2,833,385
Total Short-Term Investments (cost $2,833,385) 2,833,385
Total Investments (cost $ 70,472,011 ) - 99 .9% 88,741,846
Other Assets Less Liabilities - 0.1% 89,975
Net Assets - 100% $ 88,831,821

Nuveen Multi-Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 85,908,461 $ – $ – $ 85,908,461
Short-Term Investments:
Repurchase Agreements – 2,833,385 – 2,833,385
Total
$ 85,908,461 $ 2,833,385 $ – $ 88,741,846
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt

Nuveen Large-Cap Value Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 94.2%
COMMON STOCKS - 94.2%
Aerospace & Defense - 4.5%
2,468 General Dynamics Corp $ 595,232
3,515 Raytheon Technologies Corp 348,231
Total Aerospace & Defense 943,463
Automobiles - 2.3%
11,305 General Motors Co (2) 494,481
Banks - 7.4%
9,291 Citigroup Inc 496,139
3,812 JPMorgan Chase & Co 519,652
11,193 Wells Fargo & Co 542,413
Total Banks 1,558,204
Beverages - 1.5%
5,117 Coca-Cola Co 317,254
Biotechnology - 5.8%
2,395 AbbVie Inc 388,253
3,967 Horizon Therapeutics Plc (2) 417,368
1,606 Vertex Pharmaceuticals Inc (2) 419,118
Total Biotechnology 1,224,739
Capital Markets - 4.6%
6,328 KKR & Co Inc 369,998
2,731 Morgan Stanley 238,690
4,118 State Street Corp 358,760
Total Capital Markets 967,448
Chemicals - 3.6%
6,010 DuPont de Nemours Inc 442,216
6,131 Olin Corp 320,528
Total Chemicals 762,744
Communications Equipment - 2.4%
10,214 Viasat Inc (2) 498,443
Consumer Finance - 1.4%
2,758 Discover Financial Services 303,904
Diversified Telecommunication Services - 1.6%
14,057 AT&T Inc 332,167
Electric Utilities - 2.2%
4,251 Alliant Energy Corp 265,603
2,443 Pinnacle West Capital Corp 190,798
Total Electric Utilities 456,401
Electrical Equipment - 4.9%
1,992 Eaton Corp PLC 302,306
909 Hubbell Inc 167,047
16,276 nVent Electric PLC 566,079
Total Electrical Equipment 1,035,432

Nuveen Large-Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares Description (1) Value
Energy Equipment & Services - 2.2%
12,678 Baker Hughes Co $ 461,606
Equity Real Estate Investment Trusts - 1.3%
1,393 Alexandria Real Estate Equities Inc 280,341
Food & Staples Retailing - 2.7%
3,783 Walmart Inc 563,364
Health Care Equipment & Supplies - 1.4%
2,677 Medtronic PLC 297,013
Health Care Providers & Services - 3.9%
1,230 Anthem Inc 604,201
1,571 Quest Diagnostics Inc 215,007
Total Health Care Providers & Services 819,208
Health Care Technology - 1.4%
14,114 Change Healthcare Inc (2) 307,685
Hotels, Restaurants & Leisure - 1.2%
6,457 Las Vegas Sands Corp (2) 250,984
Household Durables - 1.1%
5,533 PulteGroup Inc 231,833
Insurance - 6.0%
6,400 American International Group Inc 401,728
798 Aon PLC, Class A 259,853
3,631 Globe Life Inc 365,278
1,480 RenaissanceRe Holdings Ltd 234,595
Total Insurance 1,261,454
Interactive Media & Services - 2.6%
108 Alphabet Inc, Class A (2) 300,386
9,110 TripAdvisor Inc (2) 247,063
Total Interactive Media & Services 547,449
IT Services - 3.4%
4,513 Fiserv Inc (2) 457,618
1,951 International Business Machines Corp 253,669
Total IT Services 711,287
Life Sciences Tools & Services - 1.1%
3,024 Syneos Health Inc (2) 244,793
Media - 1.2%
5,599 Comcast Corp, Class A 262,145
Metals & Mining - 1.5%
4,186 BHP Group Ltd, Sponsored ADR 323,369
Multi-Utilities - 2.9%
4,596 Dominion Energy Inc 390,522
3,156 Public Service Enterprise Group Inc 220,920
Total Multi-Utilities 611,442

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Shares Description (1) Value
Oil, Gas & Consumable Fuels - 6.5%
2,180 Cheniere Energy Inc $ 302,257
3,171 Hess Corp 339,424
13,296 Shell PLC, ADR 730,349
Total Oil, Gas & Consumable Fuels 1,372,030
Pharmaceuticals - 1.8%
5,809 AstraZeneca PLC, Sponsored ADR 385,369
Semiconductors & Semiconductor Equipment - 1.5%
6,339 Intel Corp 314,161
Software - 4.6%
13,308 NortonLifeLock Inc 352,928
7,561 Oracle Corp 625,522
Total Software 978,450
Specialty Retail - 0.7%
1,722 Ross Stores Inc 155,772
Tobacco - 1.8%
4,070 Philip Morris International Inc 382,336
Wireless Telecommunication Services - 1.2%
1,997 T-Mobile US Inc (2) 256,315
Total Long-Term Investments (cost $14,259,813) 19,913,086
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  5.8%
REPURCHASE AGREEMENTS - 5.8%
$ 1,218 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22,repurchase price
$1,217,602, collateralized by $1,246,500, U.S. Treasury
Note, 2.375%, due 3/31/29, value $1,242,020
0.000% 4/01/22 $ 1,217,602
Total Short-Term Investments (cost $1,217,602) 1,217,602
Total Investments (cost $ 15,477,415 ) - 100 .0% 21,130,688
Other Assets Less Liabilities - 0.0% 2,541
Net Assets - 100% $ 21,133,229

Nuveen Large-Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 19,913,086 $ – $ – $ 19,913,086
Short-Term Investments:
Repurchase Agreements – 1,217,602 – 1,217,602
Total
$ 19,913,086 $ 1,217,602 $ – $ 21,130,688
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt

Nuveen Small/Mid-Cap Value Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.0%
COMMON STOCKS - 96.0%
Aerospace & Defense - 2.3%
6,283 Curtiss-Wright Corp $ 943,455
Auto Components - 2.2%
12,895 BorgWarner Inc 501,616
28,215 Goodyear Tire & Rubber Co (2) 403,192
Total Auto Components 904,808
Banks - 9.5%
23,556 Ameris Bancorp 1,033,637
20,918 HomeStreet Inc 991,095
20,858 PacWest Bancorp 899,606
12,118 Western Alliance Bancorp 1,003,613
Total Banks 3,927,951
Biotechnology - 5.2%
402,546 ADMA Biologics Inc (2) 736,659
29,690 Coherus Biosciences Inc (2) 383,298
137,111 Rigel Pharmaceuticals Inc (2) 409,962
3,405 United Therapeutics Corp (2) 610,891
Total Biotechnology 2,140,810
Building Products - 0.6%
4,097 Builders FirstSource Inc (2) 264,420
Capital Markets - 1.7%
10,380 Stifel Financial Corp 704,802
Chemicals - 2.4%
18,666 Olin Corp 975,859
Communications Equipment - 5.0%
9,623 Ciena Corp (2) 583,443
19,989 Juniper Networks Inc 742,791
14,873 Viasat Inc (2) 725,802
Total Communications Equipment 2,052,036
Diversified Consumer Services - 2.0%
38,706 Houghton Mifflin Harcourt Co (2) 813,213
Electric Utilities - 5.2%
9,133 Constellation Energy Corp 513,731
4,451 IDACORP Inc 513,467
16,334 OGE Energy Corp 666,101
5,692 Pinnacle West Capital Corp 444,545
Total Electric Utilities 2,137,844
Electrical Equipment - 6.6%
10,577 EnerSys 788,727
4,338 Hubbell Inc 797,194
32,272 nVent Electric PLC 1,122,420
Total Electrical Equipment 2,708,341

Nuveen Small/Mid-Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares Description (1) Value
Electronic Equipment, Instruments & Components - 1.4%
10,327 Belden Inc $ 572,116
Energy Equipment & Services - 1.8%
37,461 NOV Inc 734,610
Equity Real Estate Investment Trusts - 10.5%
18,197 American Homes 4 Rent, Class A 728,426
31,576 Brandywine Realty Trust 446,484
12,596 Cousins Properties Inc 507,493
16,885 Iron Mountain Inc 935,598
60,466 SITE Centers Corp 1,010,387
17,058 STAG Industrial Inc 705,348
Total Equity Real Estate Investment Trusts 4,333,736
Food Products - 1.4%
27,200 Hostess Brands Inc (2) 596,768
Health Care Equipment & Supplies - 1.0%
3,673 Quidel Corp (2) 413,066
Health Care Providers & Services - 2.2%
10,716 Tenet Healthcare Corp (2) 921,147
Health Care Technology - 1.9%
35,428 Change Healthcare Inc (2) 772,330
Hotels, Restaurants & Leisure - 1.4%
14,711 Brinker International Inc (2) 561,372
Insurance - 4.0%
3,308 Everest Re Group Ltd 996,965
6,370 Globe Life Inc 640,822
Total Insurance 1,637,787
Interactive Media & Services - 1.7%
25,545 TripAdvisor Inc (2) 692,780
IT Services - 1.7%
5,322 Euronet Worldwide Inc (2) 692,658
Life Sciences Tools & Services - 1.5%
7,395 Syneos Health Inc (2) 598,625
Machinery - 2.8%
12,433 Federal Signal Corp 419,614
20,047 Flowserve Corp 719,687
Total Machinery 1,139,301
Metals & Mining - 3.4%
7,983 Materion Corp 684,463
4,004 Reliance Steel & Aluminum Co 734,133
Total Metals & Mining 1,418,596
Oil, Gas & Consumable Fuels - 5.5%
11,117 Chesapeake Energy Corp 967,179
55,146 Magnolia Oil & Gas Corp, Class A 1,304,203
Total Oil, Gas & Consumable Fuels 2,271,382

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Personal Products - 0.9%
16,608 BellRing Brands Inc (2) $ 383,313
Pharmaceuticals - 1.2%
3,293 Jazz Pharmaceuticals PLC (2) 512,621
Road & Rail - 1.6%
12,777 Knight-Swift Transportation Holdings Inc 644,728
Semiconductors & Semiconductor Equipment - 3.6%
4,720 Cirrus Logic Inc (2) 400,209
33,664 Rambus Inc (2) 1,073,545
Total Semiconductors & Semiconductor Equipment 1,473,754
Software - 2.5%
20,499 Teradata Corp (2) 1,010,396
Specialty Retail - 1.3%
30,682 American Eagle Outfitters Inc 515,458
Total Long-Term Investments (cost $30,818,006) 39,470,083
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.9%
REPURCHASE AGREEMENTS - 4.9%
$ 2,030 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$2,030,373, collateralized by $1,764,900, U.S. Treasury
Inflation Index Note, 0.250%, due 7/15/29, value
$2,071,083
0.000% 4/01/22 $ 2,030,373
Total Short-Term Investments (cost $2,030,373) 2,030,373
Total Investments (cost $ 32,848,379 ) - 100 .9% 41,500,456
Other Assets Less Liabilities - (0.9)% (366,191)
Net Assets - 100% $ 41,134,265

Nuveen Small/Mid-Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 39,470,083 $ – $ – $ 39,470,083
Short-Term Investments:
Repurchase Agreements – 2,030,373 – 2,030,373
Total
$ 39,470,083 $ 2,030,373 $ – $ 41,500,456
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Small-Cap Value Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.2%
COMMON STOCKS - 96.2%
Auto Components - 1.0%
205,860 Goodyear Tire & Rubber Co (2) $ 2,941,739
Banks - 16.4%
312,346 Amalgamated Financial Corp 5,612,858
127,805 Ameris Bancorp 5,608,083
416,766 Banc of California Inc 8,068,590
135,173 Enterprise Financial Services Corp 6,395,035
164,378 HomeStreet Inc 7,788,230
143,571 PacWest Bancorp 6,192,217
100,304 SouthState Corp 8,183,803
Total Banks 47,848,816
Biotechnology - 5.8%
2,747,646 ADMA Biologics Inc (2) 5,028,192
283,706 Coherus Biosciences Inc (2) 3,662,645
1,080,967 Rigel Pharmaceuticals Inc (2) 3,232,091
27,859 United Therapeutics Corp (2) 4,998,183
Total Biotechnology 16,921,111
Chemicals - 1.9%
58,348 Innospec Inc 5,400,107
Communications Equipment - 3.5%
202,826 Digi International Inc (2) 4,364,815
117,597 Viasat Inc (2) 5,738,734
Total Communications Equipment 10,103,549
Diversified Consumer Services - 3.8%
272,346 Houghton Mifflin Harcourt Co (2) 5,721,989
148,302 Stride Inc (2) 5,387,812
Total Diversified Consumer Services 11,109,801
Electric Utilities - 5.7%
35,882 IDACORP Inc 4,139,348
38,019 MGE Energy Inc 3,033,536
98,318 PNM Resources Inc 4,686,819
86,230 Portland General Electric Co 4,755,584
Total Electric Utilities 16,615,287
Electrical Equipment - 6.2%
156,621 Bloom Energy Corp, Class A (2) 3,782,397
77,164 EnerSys 5,754,120
240,653 nVent Electric PLC 8,369,911
Total Electrical Equipment 17,906,428
Electronic Equipment, Instruments & Components - 1.4%
74,410 Belden Inc 4,122,314
Energy Equipment & Services - 3.1%
425,131 National Energy Services Reunited Corp (2) 3,571,100
273,316 NOV Inc 5,359,727
Total Energy Equipment & Services 8,930,827

Nuveen Small-Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares Description (1) Value
Equity Real Estate Investment Trusts - 6.2%
220,907 Brandywine Realty Trust $ 3,123,625
90,492 Cousins Properties Inc 3,645,923
399,963 SITE Centers Corp 6,683,382
113,029 STAG Industrial Inc 4,673,749
Total Equity Real Estate Investment Trusts 18,126,679
Food Products - 2.8%
236,807 Hostess Brands Inc (2) 5,195,545
35,702 John B Sanfilippo & Son Inc 2,978,975
Total Food Products 8,174,520
Health Care Providers & Services - 2.3%
77,544 Tenet Healthcare Corp (2) 6,665,682
Insurance - 1.4%
101,673 American Equity Investment Life Holding Co 4,057,769
Interactive Media & Services - 1.7%
177,715 TripAdvisor Inc (2) 4,819,631
Leisure Products - 1.1%
253,635 American Outdoor Brands Inc (2) 3,330,228
Machinery - 8.0%
75,422 Altra Industrial Motion Corp 2,936,178
107,439 Barnes Group Inc 4,317,973
129,057 Columbus McKinnon Corp/NY 5,472,017
89,758 Federal Signal Corp 3,029,333
106,408 Flowserve Corp 3,820,047
276,619 Mueller Water Products Inc, Class A 3,573,918
Total Machinery 23,149,466
Metals & Mining - 3.7%
61,033 Kaiser Aluminum Corp 5,746,867
58,780 Materion Corp 5,039,797
Total Metals & Mining 10,786,664
Oil, Gas & Consumable Fuels - 5.4%
87,699 Chesapeake Energy Corp 7,629,813
348,172 Magnolia Oil & Gas Corp, Class A 8,234,268
Total Oil, Gas & Consumable Fuels 15,864,081
Personal Products - 0.9%
116,859 BellRing Brands Inc (2) 2,697,106
Pharmaceuticals - 1.6%
88,138 Prestige Consumer Healthcare Inc (2) 4,666,026
Real Estate Management & Development - 1.8%
209,426 Kennedy-Wilson Holdings Inc 5,107,900
Road & Rail - 1.2%
42,316 ArcBest Corp 3,406,438

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 4.0%
32,944 Cirrus Logic Inc (2) $ 2,793,322
234,328 Rambus Inc (2) 7,472,720
51,073 Veeco Instruments Inc (2) 1,388,675
Total Semiconductors & Semiconductor Equipment 11,654,717
Software - 2.5%
146,793 Teradata Corp (2) 7,235,427
Specialty Retail - 1.3%
223,855 American Eagle Outfitters Inc (3) 3,760,764
Thrifts & Mortgage Finance - 1.5%
102,894 Essent Group Ltd 4,240,262
Total Long-Term Investments (cost $234,989,405) 279,643,339
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.2%
MONEY MARKET FUNDS - 0.2%
649,382 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
0.290%(5) $ 649,382
Total Investments Purchased with Collateral from Securities Lending (cost $649,382) 649,382
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.9%
REPURCHASE AGREEMENTS - 3.9%
$ 11,280 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22,repurchase price
$11,279,996, collateralized by $10,655,300, U.S. Treasury
Inflation Index Note, 0.125%, due 1/15/32, value
$11,505,634
0.000% 4/01/22 $ 11,279,996
Total Short-Term Investments (cost $11,279,996) 11,279,996
Total Investments (cost $ 246,918,783 ) - 100 .3% 291,572,717
Other Assets Less Liabilities - (0.3)% (814,188)
Net Assets - 100% $ 290,758,529

Nuveen Small-Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 279,643,339 $ – $ – $ 279,643,339
Investments Purchased with Collateral from
Securities Lending: 649,382 – – 649,382
Short-Term Investments:
Repurchase Agreements – 11,279,996 – 11,279,996
Total
$ 280,292,721 $ 11,279,996 $ – $ 291,572,717
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $614,544.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.